Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	2,309,466	2,160,714
Allowance for credit losses:
Balance at beginning of the period	(120,495)	(124,737)
Additions	(2,187)	—
Reverse	—	915
Exchange loss	(3,017)	(3,535)
Write-offs	962	421

Balance at end of the period	(124,737)	(126,936)

Accounts receivable, net	2,184,729	2,033,778